Principal accounting policies (Standards and amendments to published standards that are not yet effective but relevant to Company and its subsidiaries) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Principal accounting policies [abstract]
Minimum proportion of the Company and its subsidiaries' revenue comprised of contracts with customers from rate-regulated sales of power and heat	95.00%
Future minimum lease payments under non-cancellable operating leases	¥ 1,486,784	¥ 1,430,409